Fair Value Measurements - Summary of Apexigen measured at fair value on a recurring basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets:
Assets, Fair Value Disclosure	$ 20,519,000	$ 31,443,000	$ 53,383,000
Financial liability:
Financial Liabilities Fair Value Disclosure	2,000	2,000	2,000
Preferred stock warrant liability [Member]
Financial liability:
Financial Liabilities Fair Value Disclosure	2,000	2,000	2,000
Money market funds [Member]
Financial assets:
Assets, Fair Value Disclosure	10,538,000	18,526,000	18,201,000
U.S. treasury securities [Member]
Financial assets:
Assets, Fair Value Disclosure	5,991,000		2,500,000
Commercial paper [Member]
Financial assets:
Assets, Fair Value Disclosure		5,498,000	21,881,000
Corporate debt securities [Member]
Financial assets:
Assets, Fair Value Disclosure		4,512,000	7,494,000
Government debt securities [Member]
Financial assets:
Assets, Fair Value Disclosure	3,990,000	1,503,000
Asset backed securities [Member]
Financial assets:
Assets, Fair Value Disclosure		1,404,000	3,307,000
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Assets, Fair Value Disclosure	16,529,000	18,526,000	20,701,000
Financial liability:
Financial Liabilities Fair Value Disclosure	0	0	0
Fair Value, Inputs, Level 1 [Member] | Preferred stock warrant liability [Member]
Financial liability:
Financial Liabilities Fair Value Disclosure	0	0	0
Fair Value, Inputs, Level 1 [Member] | Money market funds [Member]
Financial assets:
Assets, Fair Value Disclosure	10,538,000	18,526,000	18,201,000
Fair Value, Inputs, Level 1 [Member] | U.S. treasury securities [Member]
Financial assets:
Assets, Fair Value Disclosure	5,991,000		2,500,000
Fair Value, Inputs, Level 1 [Member] | Commercial paper [Member]
Financial assets:
Assets, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 1 [Member] | Corporate debt securities [Member]
Financial assets:
Assets, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 1 [Member] | Government debt securities [Member]
Financial assets:
Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1 [Member] | Asset backed securities [Member]
Financial assets:
Assets, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Assets, Fair Value Disclosure	3,990,000	12,917,000	32,682,000
Financial liability:
Financial Liabilities Fair Value Disclosure	0	0	0
Fair Value, Inputs, Level 2 [Member] | Preferred stock warrant liability [Member]
Financial liability:
Financial Liabilities Fair Value Disclosure	0	0	0
Fair Value, Inputs, Level 2 [Member] | Money market funds [Member]
Financial assets:
Assets, Fair Value Disclosure	0	0	0
Fair Value, Inputs, Level 2 [Member] | U.S. treasury securities [Member]
Financial assets:
Assets, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 2 [Member] | Commercial paper [Member]
Financial assets:
Assets, Fair Value Disclosure		5,498,000	21,881,000
Fair Value, Inputs, Level 2 [Member] | Corporate debt securities [Member]
Financial assets:
Assets, Fair Value Disclosure		4,512,000	7,494,000
Fair Value, Inputs, Level 2 [Member] | Government debt securities [Member]
Financial assets:
Assets, Fair Value Disclosure	3,990,000	1,503,000
Fair Value, Inputs, Level 2 [Member] | Asset backed securities [Member]
Financial assets:
Assets, Fair Value Disclosure		1,404,000	3,307,000
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Assets, Fair Value Disclosure	0	0	0
Financial liability:
Financial Liabilities Fair Value Disclosure	2,000	2,000	2,000
Fair Value, Inputs, Level 3 [Member] | Preferred stock warrant liability [Member]
Financial liability:
Financial Liabilities Fair Value Disclosure	2,000	2,000	2,000
Fair Value, Inputs, Level 3 [Member] | Money market funds [Member]
Financial assets:
Assets, Fair Value Disclosure	0	0	0
Fair Value, Inputs, Level 3 [Member] | U.S. treasury securities [Member]
Financial assets:
Assets, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 3 [Member] | Commercial paper [Member]
Financial assets:
Assets, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 3 [Member] | Corporate debt securities [Member]
Financial assets:
Assets, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 3 [Member] | Government debt securities [Member]
Financial assets:
Assets, Fair Value Disclosure	$ 0	0
Fair Value, Inputs, Level 3 [Member] | Asset backed securities [Member]
Financial assets:
Assets, Fair Value Disclosure		$ 0	$ 0